NEA VALUEBUILDER VARIABLE ANNUITY
May 1, 2024
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Updating Summary Prospectus for Existing Investors
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-NEA-VALU www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the NEA Valuebuilder Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by Security Benefit Life Insurance Company (the “Company”). The Contract was sold to individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay advisory fees from your Contract Value, such deductions will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Updating Summary Prospectus is used with current owners. This Updating Summary Prospectus was first used May 1, 2021.
The Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/814121562?site=PSBL. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
SB-10009-24 2024/05/01

2

Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2023, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
There have been no changes to the features of the Contract since the Prospectus dated May 1, 2023. Information about the Underlying Funds, including certain fund name and adviser changes, is included in Appendix A to this Updating Summary Prospectus.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last
Purchase Payment, you may be assessed a surrender charge of up to 7% (as a percentage of the portion of the withdrawal amount consisting of Purchase
Payments), declining to 0% in the eighth year.
Fee Table Fee Table – Examples Charges and Deductions
3

	FEES AND EXPENSES			Location in Prospectus
	For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000.			– Contingent Deferred Sales Charge
Transaction Charges	Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Interest on any
Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.93%	1.08%
	Investment options[2] (Underlying Fund fees and expenses)	0.61%	1.94%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	0.85%

As a percentage of Contract Value allocated to the Separate Account. Any charge above the minimum charge of 0.90% is deducted from your Contract Value on a monthly basis. The charge shown includes the account administration charge.

As a percentage of Underlying Fund average net assets.

As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,397.57	Highest Annual Cost: $3,148.67
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals
•No Contract loans
•No Credit Enhancement amounts

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate
Contract guarantees.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract.
•Each investment option (including the Fixed Account, if available) has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Optional Benefits
•Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
•Certain optional benefits are not available in every state and are subject to age restrictions.
•Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders Available Only Prior to February 1, 2010
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the Underlying Fund prospectuses, shareholder reports*, and other documents, which may be amended or updated from time to time, and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121562?site=PSBL. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/#53&RID=40&prodID=32&prodCat=VA.
*Due to changes in Underlying Fund report delivery requirements, effective on and after June 30, 2024, all Underlying Fund reports for your current investment allocation(s) will be printed and mailed to you.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Growth	Allspring Growth – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.18%	33.53%	12.98%	10.08%
Large Cap Blend	Allspring Large Cap Core – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.21%	24.66%	14.09%	10.44%
Mid Cap Blend	Allspring Opportunity – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.19%	19.09%	13.26%	9.45%
Small Cap Value	Allspring Small Company Value – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.31%	15.19%	11.53%	7.31%
Large Cap Value	American Century Equity Income – Class A Adviser: American Century Investment Management, Inc.	1.18%	3.64%	7.80%	7.72%
Mid Cap Growth	American Century Heritage – Class A Adviser: American Century Investment Management, Inc.	1.25%	13.33%	11.60%	8.43%
International Equity	American Century International Growth – Class A Adviser: American Century Investment Management, Inc.	1.51%	5.62%	6.51%	3.01%
Large Cap Growth	American Century Select – Class A Adviser: American Century Investment Management, Inc.	1.24%	31.51%	16.16%	12.54%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Aggressive – Class A Adviser: American Century Investment Management, Inc.	1.59%	15.07%	10.25%	7.11%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Conservative – Class A Adviser: American Century Investment Management, Inc.	1.37%	10.13%	6.43%	4.61%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Moderate – Class A Adviser: American Century Investment Management, Inc.	1.51%	12.86%	8.48%	5.94%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Mid Cap Blend	AMG River Road Mid Cap Value – Class N Adviser: AMG Funds LLC Sub-Adviser: River Road Asset Management, LLC	1.14%	22.64%	12.22%	7.03%
Small Cap Value	Ariel® - Investor Class Adviser: Ariel Investments, LLC	0.99%	15.81%	10.95%	7.54%
Large Cap Blend	BNY Mellon Appreciation – Investor Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	0.89%	21.40%	16.22%	11.02%
Large Cap Value	BNY Mellon Dynamic Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.94%	12.58%	15.18%	10.25%
Mid Cap Value	BNY Mellon Opportunistic Midcap Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.16%	12.35%	12.63%	7.03%
Large Cap Growth	Calamos® Growth – Class A Adviser: Calamos Advisors LLC	1.32%	31.05%	13.42%	9.35%
Specialty	Calamos® Growth and Income – Class A Adviser: Calamos Advisors LLC	1.06%	14.59%	11.78%	8.60%
High Yield Bond	Calamos® High Income Opportunities – Class A Adviser: Calamos Advisors LLC	1.43%	9.69%	4.63%	2.92%
Intermediate Term Bond	Federated Hermes Corporate Bond – Class A Adviser: Federated Investment Management Company	1.01%	2.91%	1.71%	2.38%
Large Cap Blend	Fidelity Advisor® Dividend Growth – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.20%	12.96%	10.37%	7.88%
International Equity	Fidelity Advisor® International Capital Appreciation – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.25%	-29.50%	1.87%	6.12%
Specialty-Sector	Fidelity Advisor® Real Estate – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.31%	-30.76%	0.27%	4.02%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Mid Cap Blend	Fidelity Advisor® Stock Selector Mid Cap – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.17%	12.51%	11.40%	8.06%
Small Cap Blend	Fidelity Advisor® Value Strategies – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.36%	15.70%	15.32%	8.49%
Emerging Markets	Goldman Sachs Emerging Markets Equity – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.62%	6.08%	3.24%	3.09%
Government Bond	Goldman Sachs Government Income – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.29%	-12.99%	-1.01%	-0.13%
Specialty	Guggenheim Alpha Opportunity – Class A Adviser: Security Investors, LLC	1.94%	3.63%	1.18%	1.79%
Intermediate Term Bond	Guggenheim Core Bond – Class A Adviser: Security Investors, LLC	0.92%	2.43%	0.38%	2.15%
High Yield Bond	Guggenheim High Yield – Class A Adviser: Security Investors, LLC	1.22%	7.44%	3.76%	3.58%
Large Cap Value	Guggenheim Large Cap Value – Class A Adviser: Security Investors, LLC	1.47%	3.67%	10.10%	7.68%
Mid Cap Value	Guggenheim SMid Cap Value – Class A Adviser: Security Investors, LLC	1.20%	4.12%	10.64%	6.77%
Large Cap Blend	Guggenheim StylePlus Large Core – Class A Adviser: Security Investors, LLC	1.61%	20.72%	13.22%	10.73%
Mid Cap Growth	Guggenheim StylePlus Mid Growth – Class A Adviser: Security Investors, LLC	1.76%	20.39%	11.54%	9.13%
Global Equity	Guggenheim World Equity Income – Class A Adviser: Security Investors, LLC	1.50%	6.73%	8.58%	6.04%
Large Cap Growth	Invesco American Franchise – Class A Adviser: Invesco Advisers, Inc.	0.99%	-34.92%	6.33%	10.84%
Large Cap Value	Invesco Comstock – Class A Adviser: Invesco Advisers, Inc.	0.82%	-4.75%	6.75%	10.32%
Mid Cap Growth	Invesco Discovery Mid Cap Growth – Class A Adviser: Invesco Advisers, Inc.	1.04%	6.76%	11.22%	8.79%
Balanced/Asset Allocation	Invesco Equity and Income – Class A Adviser: Invesco Advisers, Inc.	0.79%	-12.79%	4.19%	7.61%
Mid Cap Blend	Invesco Main Street Mid Cap – Class A Adviser: Invesco Advisers, Inc.	1.06%	8.18%	10.45%	6.93%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small Cap Growth	Invesco Small Cap Growth – Class A2 Adviser: Invesco Advisers, Inc.	1.16%	-39.13%	3.01%	9.08%
Specialty-Sector	Invesco Technology – Class A Adviser: Invesco Advisers, Inc.	1.13%	-39.95%	6.19%	10.26%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.61%	4.60%	1.53%	0.93%
Multi Cap Value	Invesco Value Opportunities – Class A Adviser: Invesco Advisers, Inc.	1.09%	-4.21%	7.40%	9.59%
Large Cap Blend	Janus Henderson Adaptive Risk Managed U.S. Equity – Class S Adviser: Janus Henderson Investors US LLC	1.09%	-14.46%	6.28%	10.32%
International Equity	Janus Henderson Overseas – Class S Adviser: Janus Henderson Investors US LLC	1.29%	10.52%	10.79%	3.00%
Intermediate Term Bond	Neuberger Berman Core Bond – Class A Adviser: Neuberger Berman Investment Advisers LLC	0.80%	1.19%	0.39%	1.14%
Large Cap Value	Neuberger Berman Large Cap Value – Advisor Class Adviser: Neuberger Berman Investment Advisers LLC	1.10%	-2.10%	11.64%	9.11%
Specialty	Neuberger Berman Sustainable Equity – Trust Class Adviser: Neuberger Berman Investment Advisers LLC	1.05%	26.54%	13.66%	9.79%
Large Growth	PGIM Jennison Focused Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.14%	43.91%	14.75%	12.36%
Small Cap Growth	PGIM Jennison Small Company – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.15%	-23.37%	6.89%	10.14%
Small Cap Value	PGIM Quant Solutions Small-Cap Value – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	1.13%	-16.33%	1.80%	N/A
High Yield Bond	PIMCO High Yield – Class A Adviser: Pacific Investment Management Company LLC	0.92%	-14.43%	0.72%	2.79%
International Bond	PIMCO International Bond (U.S. Dollar-Hedged) – Class R Adviser: Pacific Investment Management Company LLC	1.28%	-10.43%	0.07%	1.94%
Small Cap Value	Royce Small-Cap Opportunity – Service Class Adviser: Royce & Associates, LP	1.54%	-17.28%	6.81%	10.34%
Small Cap Blend	Royce Small-Cap Value – Service Class Adviser: Royce & Associates, LP	1.59%	-10.06%	3.43%	5.48%
Balanced/Asset Allocation	T. Rowe Price Capital Appreciation – Advisor Class Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.99%	18.52%	12.48%	10.18%
Large Cap Growth	T. Rowe Price Growth Stock – Class R Adviser: T. Rowe Price Associates, Inc.	1.18%	44.52%	12.74%	11.13%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Specialty-Sector	Victory RS Science and Technology – Class A Adviser: Victory Capital Management Inc.	1.49%	24.95%	8.05%	10.38%
Mid Cap Value	Victory RS Value – Class A Adviser: Victory Capital Management Inc.	1.34%	1.33%	9.88%	6.90%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

If you have elected one of the optional riders listed in the table below, your Contract is subject to investment allocation restrictions. Depending on the optional riders you choose, you may not be able to invest in certain Underlying Funds or the Fixed Account. In addition, other investment restrictions may apply, as shown below.
Rider	Investment Restrictions	Investment Allocation Impact on Crediting Rate
Extra Credit at 4%	Fixed Account not available as an investment option	N/A
0-Year or 4-Year Alternate Withdrawal Charge	Fixed Account not available as an investment option	N/A
Guaranteed Minimum Income Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account. All other investments will be credited at 5%.

Guaranteed Growth Death Benefit	N/A
If you elected this benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the
Invesco V.I. Government Money Market Subaccount or the
Fixed Account. All other investments will be credited at the rate you selected. Any amounts allocated to the Loan Account will only earn the Guaranteed Rate

Extra Credit (3% or 5%)	Fixed Account not available as an investment option	N/A

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The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2024. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000113081